CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts | $	$ 1,107	$ 672
Marketable securities, amortization | $	$ 296,243	$ 141,544
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, issued shares	83,875,905	76,354,436
Ordinary shares, outstanding shares	82,978,115	75,567,554
Treasury shares, ordinary shares	897,790	786,882